Investment Strategy	Oct. 28, 2025
IMS Capital Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities that the Adviser considers having “value” characteristics. The Fund defines “value” as investments that appear to be undervalued relative to historical price, assets, earnings, growth potential, or cash flows.

The Value Fund invests primarily in common stocks of large-cap U.S. companies. The Fund defines large-cap securities as those with a market capitalization greater than $11 billion. Although the Value Fund intends to invest primarily in large-cap stocks as described above, it may also invest in common stocks of any capitalization. The Value Fund may also pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”), mutual funds, and closed-end funds) that invest in the securities described above.

Pinnacle Wealth Advisors (the “Adviser”) employs a selection process designed to produce a diversified portfolio of companies exhibiting both value and positive momentum characteristics. Value characteristics include a historically low stock price and historically low fundamental ratios, such as price-to-earnings, price-to-sales, price-to-book-value, and price-to-cash-flow. Positive momentum characteristics include positive earnings revisions, positive earnings surprises, relative price strength, and other developments that may favorably affect a company’s stock price, such as a new product or a change in management. The Adviser seeks to reduce risk through diversification and the ownership of undervalued companies, which may be less volatile than overpriced companies whose fundamentals do not support their valuations. The Adviser generally seeks companies that it believes are well-capitalized, globally diversified, and have the resources to weather negative business conditions successfully.

Most stocks in the Value Fund’s portfolio fall into one of the Adviser’s seven strategic focus areas: healthcare, technology, financial services, communications/entertainment, consumer, consolidating industries (i.e., companies buying other companies in an industry), and industries that, in the past, have declined less than others during general market declines (i.e., defensive industries). The Adviser believes that stocks in these focus areas have the potential to produce superior long-term returns. In addition, the Adviser carefully diversifies the Value Fund’s holdings to ensure representation in most, if not all, major broad-based industry sectors defined by Standard & Poor’s Global Inc. (“S&P”).

The Value Fund typically will sell a portfolio company if (1) a company’s stock price exceeds the Adviser’s target sell price and (2) the company demonstrates that it may be losing positive momentum as described above. The Value Fund also could sell a portfolio company earlier if the Adviser believes that the company’s stock price may not reach the Adviser’s target sell price due to a material event, such as major industry-wide change, a significant change in the company’s management or direction, the emergence of a better opportunity within the same industry, or if the company becomes involved in a merger or acquisition.

As a result of the Adviser’s overall strategy, the Value Fund engages in active trading of portfolio securities, which may cause it to experience a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund pursues its objective by investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in securities that the Adviser considers having “value” characteristics.
IMS Strategic Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

The Adviser has the flexibility to invest in a broad range of fixed income and equity securities that produce current income. The Adviser allocates the Income Fund’s assets among different types of securities based on its assessment of potential risks and returns, and the Adviser may change the weighting among securities as market conditions change, to obtain the most attractive combination of current income and, secondarily, capital appreciation.

In pursuing its investment objectives, the Income Fund generally invests in corporate bonds, government bonds, dividend-paying common stocks, preferred and convertible stocks, income trusts (including business trusts, oil royalty trusts, and real estate investment trusts (“REITs”)), money market instruments, and cash equivalents. Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend-paying or other income-producing securities.

The Income Fund can invest in debt securities of any duration and maturity. The Income Fund considers investment-grade securities to be those rated BBB- or higher by S&P or Fitch Investors Service, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investor Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality, each at the time of purchase. The Income Fund may invest up to 100% (measured at the time of purchase) of its assets in domestic investment-grade fixed-income securities of any duration and maturity. The Income Fund may also invest up to 45% (measured at the time of purchase) of its assets in domestic high-yield fixed-income securities (“junk bonds”) of any duration and maturity. At times, the Income Fund’s position in illiquid securities may comprise a significant portion of the portfolio, up to the maximum 15% permitted by law. If market quotations for illiquid securities are not readily available or are deemed unreliable by the Adviser, the security will be fair valued by the Adviser according to the Fund’s and the Adviser’s valuation policies. There is no assurance that the Income Fund will receive a fair valuation upon the sale of a security. The Income Fund may invest up to 35% (measured at the time of purchase) of its assets in foreign equity and debt securities that pay dividends or interest, including foreign debt securities and foreign sovereign debt of any duration, quality, and maturity, as well as securities of issuers located in emerging markets.

Subject to the limitations described above, the Income Fund may pursue its investment objective directly or indirectly through investments in other investment companies (including exchange-traded funds (“ETFs”), mutual funds, and closed-end funds) that invest in the securities described above.

The Income Fund typically will sell a portfolio security if (1) the security price exceeds the Adviser’s target sell price; (2) market conditions or the issuer’s financial condition threaten the security’s price or coupon/dividend payment; (3) the Adviser identifies a security it deems more attractive or better suited to achieving the Fund’s investment objective; or (4) the security recently paid a dividend.

As a result of the Adviser’s overall strategy, the Income Fund engages in active trading of portfolio securities, which causes it to experience a high portfolio turnover rate.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Income Fund will invest at least 80% of its assets in dividend-paying or other income-producing securities.